Trade and Other Receivables - Additional Information (Detail) Unit13 in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Abstract]
Trade and other receivables held for use	$ 0
Description of how management determines concentrations	customers to which it has sales representing 10% or more of its operating revenue
Number of customers with sales representing 10% or more of revenues	0	0